Organization and Description of Business (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Description of Business [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements of the Group include the following entities:

	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
17 Uno Limited (“17 Uno”)	August 17, 2022	British Virgin Islands	100%	Investment holding
Shenyang Mental Aether Technology Company Limited (“Shenyang”)	December 5, 2025	PRC	100%	Selling electronic components and providing related services
Mental Form (BVI) Limited (“MFBVI”)	September 12, 2025	British Virgin Islands	100%	Investment holding
Mental Form (HK) Limited (“MFHK”)	September 16, 2025	Hong Kong	100%	Selling humanoid robots and providing related services
I Win Holdings Limited (“IWHL”)	March 25, 2020	Hong Kong	100%	Investment holding and providing consultancy services
I Win Securities Limited (“IWSL”)	November 10, 2016	Hong Kong	100%	Carrying out regulated activities including Type 1 activity “Dealing in Securities” under HKSFO
I Win Asset Management Limited (“IWAML”)	March 25, 2020	Hong Kong	100%	Carrying out regulated activities including Type 4 activity “Advising on Securities” and Type 9 activity “Asset Management” under HKSFO
I Win Consulting Limited (“IWCL”)	July 16, 2025	Hong Kong	100%	Providing general consulting services
China Union Financial Holding Limited (“CUFH”)	June 17, 2016	British Virgin Islands	100%	Investment holding